Segment information (Details Textual)	12 Months Ended
Jun. 30, 2019
Segment information (Textual)
Information on concentration of clients	In the year ended June 30, 2019, the Company has four clients individually representing 10% or more of the revenues from the sugarcane or grains segments, representing 85% of the total sales of the Company. Of these four clients, two account for 100% of the revenues from the sugarcane segment and two account for 71% of the revenues from the grains segment. In the year ended June 30, 2018, the Company has five clients individually representing 10% or more of the revenues from the sugarcane or grains segments, totaling 83.2% of the total sales of the Company. Of these five clients, two account for 100% of the revenues from the sugarcane segment and three account for 55.3% of the revenues from the grains segment.